Stockholders' Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warrant Shares
Outstanding	21,212,813	17,017,601
Issued	3,539,315	6,191,500
Exercised or cancelled	(285,345)	(1,996,288)
Outstanding	24,466,783	21,212,813
Weighted Average Exercise Price
Outstanding	$ 1.19	$ 1.29
Issued	0.41	0.75
Exercised or cancelled	53.64	0.36
Outstanding	$ 0.47	$ 1.19
Expiring in 2016
Expiring in 2017	7,235,622
Expiring in 2018	3,399,546
Expiring thereafter	13,831,615